Organization and Nature of Business	12 Months Ended
Dec. 31, 2015
Organization and Nature of Business [Abstract]
Organization and Nature of Business

Note 1 – Organization and Nature of Business

Magnolia Solar Corporation (the “Registrant”) through its wholly-owned subsidiary, Magnolia Solar, Inc. (“Magnolia Solar” and together with the Registrant, “we,” “our,” “us,” or the “Company”) is focused on developing and commercializing thin film solar cell technologies that employ nanostructured materials and designs.

The Company is pioneering the development of thin film, high efficiency solar cells for applications such as power generation for electrical grids as well as for local applications, including lighting, heating, traffic control, irrigation, water distillation, and other residential, agricultural and commercial uses.

The Company’s technology takes multiple approaches to bringing cell efficiencies close to those realized in silicon based solar cells while also lowering manufacturing costs. The technology uses a different composition of materials than those used by competing thin film cell manufacturers; incorporates additional layers of material to absorb a wider spectrum of light; uses inexpensive substrate materials, such as glass and polymers, lowering the cost of the completed cell compared to silicon based solar cells; and is based on non-toxic materials that do not have adverse environmental effects.

Since 2010, the Company filed a series of U.S. utility patents relating to the technologies under development.

Reverse Merger

On November 19, 2007, the Registrant, formerly known as Mobilis Relocation Services, Inc. (“Mobilis”), was organized under the laws of the State of Nevada. Mobilis formed Magnolia Solar Acquisition Corp., a wholly-owned subsidiary incorporated in the State of Delaware. Mobilis filed a Certificate of Change to its Articles of Incorporation in order to affect a forward split of the number of authorized shares of common stock which they were authorized to issue, and of the then issued and outstanding shares in a ratio of 1.3157895:1. The forward split occurred in February 2010. All share and per share amounts have been reflected herein post-split.

On December 31, 2009, Mobilis entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) with Magnolia Solar, Inc., a privately held Delaware corporation incorporated on January 8, 2008, and Magnolia Solar Acquisition Corp. (“Acquisition Sub”). Upon closing of the transaction, under the Merger Agreement, Acquisition Sub merged with and into Magnolia Solar, and Magnolia Solar, as the surviving corporation, became a wholly-owned subsidiary of Mobilis. Thereafter, Mobilis changed its name to Magnolia Solar Corporation. The transaction was accounted for as a reverse merger, and the historical financial information is that of Magnolia Solar, Inc.

Going Concern

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has been generating revenues from various development contracts with governmental agencies; however the Company has generated losses totaling $565,941 and $573,718 for the years ended December 31, 2015 and 2014, respectively. While the Company raised funds in a private placement that it consummated in 2009 (raising $990,000 in $2,660,000 of Original Issue Discount Senior Secured Convertible Promissory Notes (the “2009 Notes”)), at December 31, 2015 and December 31, 2014, it had cash of $45,870 and $25,127, respectively, and will need to raise additional funds to carry out its business plan.

The continuation of the Company as a going concern is dependent upon the ability of the Company to obtain necessary equity financing to continue operations.

On December 29, 2011, the 2009 Notes in the aggregate principal amount of $2,660,000 were amended. Pursuant to the terms of the amendment agreements, (i) 2009 Notes in the aggregate principal amount of $260,000 converted into an aggregate of 4,160 shares of common stock of the Company at an adjusted conversion price of $62.50 per share, (ii) 2009 Notes in the aggregate principal amount of $2,000,000 were amended to extend the maturity dates from December 31, 2011 to December 31, 2012 and 2009 Notes in the aggregate principal amount of the remaining $400,000 were amended to extend the maturity date from December 31, 2011 to December 31, 2013, (iii) 2009 Notes in the aggregate principal amount of $2,000,000 were amended to adjust the conversion price of such notes from $250.00 per share to $62.50 per share, (iv) 2009 Notes in the aggregate principal amount of $400,000 were amended to provide that such notes shall, from January 1, 2012 onwards, bear interest at the rate of 10% per annum payable on a quarterly basis, upon conversion and at maturity and that such interest may, at the option of the Company, be paid in cash or in shares of common stock of the Company at the interest conversion rate of 90% of the volume weighted average price of the common stock of the Company during the 20 trading days prior to the interest payment date, (v) an aggregate of 5,200 shares of common stock of the Company were issued to certain holders of the 2009 Notes, and (vi) the exercise price of the warrants to purchase an aggregate of 13,541 shares of common stock was adjusted from $312.50 per share to $125.00 per share.

On December 21, 2012 and June 27, 2013 the 2009 Notes as described in the preceding paragraph were amended. Pursuant to the terms of the amendment agreements, (i) 2009 Notes in the aggregate principal amount of $2,000,000 were amended to extend the maturity dates from December 31, 2012 to December 31, 2013, (ii) 2009 Notes in the aggregate principal amount of $2,000,000 were amended to provide that such notes shall, from January 1, 2013 onwards, bear interest at the rate of 10% per annum payable on a quarterly basis, upon conversion and at maturity and that such interest may, at the option of the Company, be paid in cash or in shares of common stock of the Company at the interest conversion rate of 90% of the volume weighted average price of the common stock of the Company during the 20 trading days prior to the interest payment date, and (iii) the exercise price of warrants to purchase an aggregate of 13,541 shares of common stock was adjusted from $125.00 per share to $62.50 per share.

On December 29 and 31, 2013, the 2009 Notes as described in the preceding paragraphs were amended. Pursuant to the terms of the amendment agreements, (i) 2009 Notes in the aggregate principal amount of $2,400,000 were amended to extend the maturity dates from December 31, 2013 to December 31, 2014, and (ii) the exercise price of the warrants to purchase an aggregate of 13,541 shares of common stock was adjusted from $62.50 per share to $25.00 per share. Additionally, the Company also agreed to extend the expiration date of the warrants to purchase an aggregate of 10,640 shares of common stock from December 31, 2014 to December 31, 2016.

There can be no assurance that additional funds will be available when needed from any source or, if available, will be available on terms that are acceptable to the Company. If the Company were to default on its indebtedness, then holders of the notes may foreclose on the debt and seize the Company's assets which may force the Company to suspend or cease operations altogether. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. These factors raise substantial doubt regarding the ability of the Company to continue as a going concern.

On January 29, 2016, the Company entered into a Merger Agreement with Ecoark, Inc. ("Ecoark") providing, among other things, for the acquisition of Ecoark by the Company in a share for share exchange pursuant to which it was contemplated that at the closing Ecoark shareholders would own approximately 95% of the outstanding shares of the Company. The Company filed a preliminary 14A Proxy Statement informing its shareholders of the Company’s intent to hold a shareholder meeting in order to vote on certain proposals to amend the Articles of Incorporation to increase of the authorized shares of common stock to 100,000,000 shares, to effect the creation of 5,000,000 shares of "blank check" preferred stock, to approve a reverse stock split of the common stock 1 for 250, and to change the name of the corporation to Ecoark Holdings Inc., the approval of which were conditions to closing the merger with Ecoark. The Company’s shareholders approved the proposals, and the merger was completed in March 2016. In accordance with SEC SAB Topic 4:C, the Company has given retroactive effect to the reverse split of the common stock 1 for 250 (see Note 12).

The Company may need to raise additional capital to expand operations to the point at which the Company can achieve profitability. The terms of equity or debt that may be raised may not be on terms acceptable by the Company. If adequate funds cannot be raised outside of the Company, the Company may suspend or cease operations altogether.

The development of renewable energy and energy efficiency marks a new era of energy exploration in the United States. The Company continues to explore low cost alternatives for energy solutions which are in line with United States government initiatives for renewable energy sources. The Company hopes that these factors will mitigate the current unstable factors in the United States economy.